Financial Assets At Amortized Cost - Disclosure of Movement of ECL Allowance of Financial Assets At Amortized Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	¥ 1,499,000
Ending balance	0	¥ 1,499,000
Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	1,377,364	1,130,449	¥ 1,157,683
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)	(778)		(80,276)
Change in parameters of expected credit loss model		246,915	53,042
Ending balance	1,376,586	1,377,364	1,130,449
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	778	1,012	10,407
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)	(778)		(27,179)
Change in parameters of expected credit loss model		(234)	17,784
Ending balance	0	778	1,012
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	1,376,586	1,129,437	1,147,276
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)			(53,097)
Change in parameters of expected credit loss model		247,149	35,258
Ending balance	¥ 1,376,586	¥ 1,376,586	¥ 1,129,437